EMPLOYEE BENEFITS - Narrative (Details)		12 Months Ended
	Jul. 18, 2014	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year (in shares)		0	4,000
Par value per share (in usd per share) | $ / shares		$ 1.20
Deferred tax assets | $		$ 41,507,000	$ 26,868,000
Expected dividend yield		0.00%
Share-based compensation plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred tax assets | $		$ 19,466,000	$ 11,587,000
Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in usd per share) | $ / shares		$ 150.29	$ 88.51
2012 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum term				7 years
Number of awards to be converted into ordinary shares on exercise (in shares)		1
Amount paid or payable to recipients on option exercised | $		$ 0
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum term		10 years
Number of awards to be converted into ordinary shares on exercise (in shares)		1
Amount paid or payable to recipients on option exercised | $		$ 0
Options granted during the year (in shares)			4,000
2014 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)		1
Par value per share (in usd per share) | $ / shares		$ 1.20	$ 1.20
2014 Plan | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term	4 years
2014 Plan | Total | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2014 Plan | Total | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2014 Plan | Total | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2014 Plan | Total | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%